LEASES (Schedule of Minimum Future Rental Payments) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	$ 3,102
Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	2,860
Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	242
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	691
2023 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	569
2023 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	122
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	673
2024 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	584
2024 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	89
2025 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	332
2025 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	301
2025 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	31
2026 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	301
2026 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	301
2026 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	0
2027-2030 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	1,105
2027-2030 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	1,105
2027-2030 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	$ 0